OTHER ASSETS (Tables)	12 Months Ended
Sep. 30, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF OTHER ASSETS

Other assets consist of the following (in thousands):

	As of September 30,
	2024	2023
Net investment in the lease	¥6,051	¥8,054
Guarantee deposits(a)	4,781	5,971
Investment in security(b)	3,000	3,000
Prepaid expenses (non-current)	875	285
Others	10
Total	¥14,717	¥17,310

(a)	Guarantee deposits represent deposit paid to lessors in connection with lease agreements.

(b)	Investment in security represents an investment in a non-public company for which fair value is not readily determinable. Investment in security is accounted for using the measurement alternative in accordance with ASC 321-10-35-2. For the years ended September 30, 2024, 2023, and 2022, no upward or downward adjustments have been recorded as the Company did not identify observable any price changes in orderly transactions for any identical or similar investment of the same issuer.